Cash, Cash Equivalents and Short-Term Investments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jul. 02, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash, Cash Equivalents and Short-Term Investments
Cash and cash equivalents	$ 2,330	$ 6,211	$ 4,017	$ 3,548	$ 2,469	$ 943
Short-term investments	4,535	2,957		236
Commercial Paper
Cash, Cash Equivalents and Short-Term Investments
Short-term investments	2,248
Corporate Debt
Cash, Cash Equivalents and Short-Term Investments
Short-term investments	1,951	2,621
Bank certificate of deposit
Cash, Cash Equivalents and Short-Term Investments
Short-term investments	100	100
Cash
Cash, Cash Equivalents and Short-Term Investments
Cash and cash equivalents	258	571
Money market funds
Cash, Cash Equivalents and Short-Term Investments
Cash and cash equivalents	2,072	5,640
Short-term investments	$ 236	$ 236